Other Income and Expenses	12 Months Ended
Dec. 31, 2015
Other Income and Expenses [Abstract]
Other Income and Expense [Text Block]
Note 7 – Other Income and Expenses
The following table presents certain gains or losses reflected in Other (income) expense – net within Costs and expenses in our Consolidated Statement of Comprehensive Income (Loss):

	Years Ended December 31,
	2015	2014	2013
	(Millions)
Central
Impairment of certain assets (See Note 16)	$11	$12	$—
Loss related to sale of certain assets	—	10	—
Northeast G&P
Impairment of certain assets (See Note 16)	32	30	—
Contingency gain settlement (1)	—	(154)	—
Net gain related to partial acreage dedication release	—	(12)	—
Loss associated with a producer claim	—	—	25
Atlantic-Gulf
Amortization of regulatory assets associated with asset retirement obligations	33	33	30
Impairment of certain assets	5	10	—
Write-off of the Eminence abandonment regulatory asset not recoverable through rates	—	(3)	12
Insurance recoveries associated with the Eminence abandonment	—	—	(16)
West
Impairment of certain assets (See Note 16)	97	—	—

__________

(1)
In November 2014, we settled a claim arising from the resolution of a contingent gain related to claims associated with the purchase of a business in a prior period. Pursuant to the settlement, we received $154 million in cash, all of which was recognized as a gain in the fourth quarter of 2014.

Geismar Incident
On June 13, 2013, an explosion and fire occurred at our Geismar olefins plant. The incident rendered the facility temporarily inoperable (Geismar Incident).
In 2015, 2014, and 2013, we received $126 million, $246 million, and $50 million, respectively, of insurance recoveries related to the Geismar Incident. These amounts are reported within the NGL & Petchem Services segment and reflected as gains in Net insurance recoveries – Geismar Incident in our Consolidated Statement of Comprehensive Income (Loss). Also, in 2014 and 2013, we incurred $14 million and $10 million, respectively, of covered insurable expenses in excess of our retentions (deductibles) also included in Net insurance recoveries – Geismar Incident and we expensed $13 million within the NGL & Petchem Services segment during 2013 of costs under our insurance deductibles reported in Operating and maintenance expenses in the Consolidated Statement of Comprehensive Income (Loss).
ACMP Acquisition & Merger
Certain ACMP Acquisition and ACMP Merger costs included in Selling, general, and administrative expenses, Operating and maintenance expenses, and Interest incurred in the Consolidated Statement of Comprehensive Income (Loss) are as follows:

•
Selling, general, and administrative expenses includes $26 million in 2015 and $27 million in 2014 (including $16 million of ACMP Acquisition costs) primarily related to professional advisory fees associated with the ACMP Acquisition and ACMP Merger within the Central segment.

•	Selling, general, and administrative expenses includes $9 million in 2015 and $15 million in 2014 of related employee transition costs from the ACMP Merger within the Central segment.

•	Operating and maintenance expenses includes $12 million in 2015 and $15 million in 2014 of transition costs from the ACMP Merger within the Central segment.

•	Interest incurred includes transaction-related financing costs of $2 million in 2015 from the ACMP Merger and $9 million in 2014 from the ACMP Acquisition.
Additional Items
Certain items included in Service revenues, Product costs, and Other income (expense) – net below Operating income in the Consolidated Statement of Comprehensive Income (Loss) are as follows:

•
Service revenues includes $239 million recognized in the fourth quarter of 2015 and $167 million recognized in the fourth quarter of 2014 from minimum volume commitment fees within the Central segment.

•	Product costs includes $6 million in 2015 and $27 million in 2014 of inventory adjustments within the NGL & Petchem Services segment.

•
Other income (expense) – net below Operating income includes $76 million, $33 million, and $19 million for equity AFUDC for 2015, 2014, and 2013, respectively within the Atlantic-Gulf segment. Equity AFUDC increased during 2015 due to the increase in spending on various Transco expansion projects and Constitution.

•	Other income (expense) – net below Operating income includes a $14 million gain in 2015 resulting from the early retirement of certain debt.